Filed with the U.S. Securities and Exchange Commission on April 27, 2020
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 959	X
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 961	X

(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code) (626) 914-7363

Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
X	on April 30, 2020 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 959 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2019, for the Trust’s series: Capital Advisors Growth Fund.

CAPITAL ADVISORS
GROWTH FUND
a series of Advisors Series Trust

Investor Class	CIAOX

Capital Advisors Growth Fund (the “Fund”) is an open-end growth stock mutual fund. The Fund seeks to provide investors with long-term growth of capital. Capital Advisors, Inc. is the Fund’s investment advisor.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds held through your financial intermediary.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus
April 30, 2020

CAPITAL ADVISORS GROWTH FUND

SUMMARY SECTION

Investment Objective

Capital Advisors Growth Fund (the “Fund”) seeks to achieve long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Redemption fee (as a percentage of amount redeemed on shares held 7 days or less)	2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses(1)	1.20%
Less: Fee Waiver(2)	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver	1.03%

(1)
Total Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets Before Fee Waivers” found in the Financial Highlights of the statutory prospectus, which reflects the Fund’s operating expenses and does not include expenses attributed to acquired fund fees and expenses (“AFFE”).

(2)
Capital Advisors, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest, extraordinary expenses, and any other class-specific expenses) do not exceed 1.00% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least April 29, 2021 , and may only be terminated by the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$364	$643	$1,440

Portfolio Turnover . The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.55% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of domestic (U.S.) companies. The Fund may also invest in securities of foreign companies that are publicly traded in the U.S., including in American Depositary Receipts (“ADRs”). Under normal conditions, the Fund invests at least 65% of its total assets in common stocks of companies that the Advisor believes have the potential for long-term growth of capital. The Advisor uses the growth style of investing. Growth stocks are equity securities of companies that have or are expected to have above-average earnings growth. The Fund may also write covered call options on up to 33% of its net assets for the purpose of generating additional income for the Fund.

The Fund buys and sells stocks based on the Advisor’s research, and focuses on characteristics that the Advisor believes allow a company to grow at an above-average rate for an extended period of time, including: dominant position within its industry; sustainable competitive advantage; shareholder oriented management philosophy; strong brand or franchise value; operating within a definable growing market; and strong research and development.

The Fund will consider selling stocks in its portfolio when the stock reaches its target, fundamentals supporting the stock’s value deteriorate, and/or better investment alternatives exist.

The Fund may also invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. There is the risk that you could lose money on your investment in the Fund. The following are the principal risks that could adversely affect the value of your investment in the Fund.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.  Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk – The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Growth-Style Investing Risk – Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

•	Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks.

•
Options Risk – Writing call options is a highly specialized activity and entails greater than ordinary investment risks. By writing (or selling) a call option, the Fund loses the potential for gain on the underlying security above the exercise price.  If the call option is exercised, the Fund misses out on any gain from an increase in the market price over the exercise price.

•
Non-U.S. Investment Risk – Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Depositary Receipt Risk – The risks of depository receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Want to add an investment with growth potential to diversify their investment portfolio; or

•	Are willing to accept higher short-term risk along with a higher potential for long-term growth.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.capadvfunds.com or by calling the Fund toll-free at 1-866-205-0523.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.11% for the quarter ended March 31, 2019 , and the lowest quarterly return was -15.23% for the quarter ended December 31, 2018 .

Average Annual Total Returns (For the periods ended December 31, 2019)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	34.81%	9.40%	11.25%
Return After Taxes on Distributions	33.61%	8.16%	10.24%
Return After Taxes on Distributions and Sale of Fund Shares	21.43%	7.21%	9.13%
S&P 500® Index	31.49%	11.70%	13.56%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management
Investment Advisor. Capital Advisors, Inc. is the investment advisor to the Fund.

Portfolio Managers. Keith C. Goddard, CFA, CEO and Chief Investment Officer and Steven V. Soranno, CFA, CAIA and Director of Equity Research are the co-portfolio managers primarily responsible for the day-to-day management of the Fund. Mr. Goddard has managed the Fund since April 2001. Mr. Soranno has managed the Fund since June 2017.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Capital Advisors Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-866-205-0523 or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular	$5,000	$250
Retirement Plan Accounts	$500	$100
Automatic Investment Plan	$1,000	$100

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as an IRA or 401(k) plan. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE
OF PORTFOLIO HOLDINGS

Principal Investment Strategies

The Fund primarily invests in common stock of domestic (U.S.) companies. The Fund may also invest in securities of foreign issuers, provided that they are publicly traded in the United States, including in ADRs. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks that the Advisor believes have the potential for long-term growth of capital. The Fund may also write covered call options on up to 33% of its net assets for the purpose of generating additional income for the Fund.

The Advisor uses the growth style in selecting stocks for the Fund’s portfolio. Growth style investing seeks to achieve capital appreciation by investing in stocks of companies that have or are expected to have above-average earnings growth. While economic forecasting and industry sector analysis play a part in the research effort, the Advisor’s stock selection process begins with an individual company. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Advisor’s standards, the Advisor selects the securities of those companies that offer what it believes is the best balance of rapid earnings growth and diversification.

The Fund buys and sells stocks based on the Advisor’s research and focuses on characteristics that the Advisor believes allow a company to grow at an above-average rate for an extended period of time. These include:

•	Dominant position within its industry;

•	Sustainable competitive advantage;

•	Shareholder oriented management philosophy;

•	Strong brand or franchise value;

•	Operating within a definable growing market; and

•	Strong research and development.

With respect to the writing of covered call options, the Fund expects to:

•	set the strike price for call options at the target price the Advisor has set for the sale of the underlying stock, or higher;

•	not write call options on an entire position, which helps to limit the risk of the Fund missing all of the upside on holdings experiencing a sudden increase in price;

•	limit its total exposure to covered call options to one-third of the portfolio; and

•
write options with only a three or four month duration to maximize time decay (i.e., the decline in the option’s value to the holder as the expiration date approaches), to allow for flexibility to re-set strike prices and to adjust the Fund’s portfolio.

The Fund will consider selling stocks in its portfolio when the following events occur:

•	The stock reaches its target;

•	Fundamentals supporting the stock’s value deteriorate; and/or

•	Better investment alternatives exist.

Under normal market conditions, the Fund expects to stay fully invested in stocks. However, the Fund may depart from its principal investment strategies by making short-term investments in cash, cash equivalents and high-quality, short-term debt securities and money market instruments in response to adverse market, economic, political or other conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. This may result in the Fund not achieving its investment objective. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Related Risks

The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) per share or total return have previously been summarized in the Fund’s “Summary Section.” These risks are discussed in more detail below.

Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met.  The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Equity Securities Risk. There is a possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, investor sentiment, because of factors that affect an entire industry or sector, such as increases in production costs, or factors that are directly related to a specific company, such as decisions made by its management.

Growth-Style Investing Risk. Different types of stocks tend to shift into and out of favor with investors depending on market and economic conditions. Growth stocks may be more volatile than other types of stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

Options Risk.   Writing call options is a highly specialized activity and entails greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities markets.  The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time. By writing (or selling) a call option, the Fund loses the potential for gain on the underlying security above the exercise price.  If the call option is exercised, the Fund misses out on any gain from an increase in the market price over the exercise price. Selling options on portfolio securities is also likely to result in a higher portfolio turnover rate.

Non-U.S. Investment Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Depositary Receipt Risk. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. The underlying securities of the ADRs in which the Fund may invest are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for the shares.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT

Investment Advisor

Capital Advisors, Inc., founded in 1978, is the investment advisor to the Fund. The Advisor’s address is 2222 South Utica Place, Suite 300, Tulsa, Oklahoma 74114. The Advisor managed assets of approximately $2.3 billion for individual and institutional investors as of March 31, 2020. The Advisor provides advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.75% based upon the Fund’s average daily net assets. For the fiscal year ended December 31, 2019, the Advisor received management fees of 0.58% of the Fund’s average daily net assets, net of waiver.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement between the Trust and the Advisor is included in the Fund’s annual report dated December 31, 2019.

Portfolio Managers

Keith C. Goddard, CFA, CEO and Chief Investment Officer for the Advisor, is a co-portfolio manager of the Fund. Mr. Goddard is assisted by an Investment Committee with over 50 years of combined experience in investment management. Mr. Goddard has been a Research Analyst and Portfolio Manager with the Advisor since 1991. Mr. Goddard earned a Bachelor of Arts Degree in journalism from the University of Colorado-Boulder.

Steven V. Soranno, CFA, CAIA and Director of Equity Research for the Advisor, is a co-portfolio manager of the Fund. Mr. Soranno joined the firm in May 2017 and oversees equity research for the Advisor. Mr. Soranno has over 25 years of experience in the investment management industry.  Mr. Soranno earned a Bachelor of Arts Degree from Colgate University in 1989 in Economics and Political Science.  Mr. Soranno also earned his Master of Business Administration from the Darden Graduate School of Business Administration at the University of Virginia in 1995.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Fund Expenses

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed, however, to waive all or a portion of its management fee and pay expenses of the Fund to ensure that the Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest, extraordinary expenses, and any other class-specific expenses) do not exceed 1.00% of the Fund’s average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least April 29, 2021, and may only be terminated by the Board of Trustees (the "Board") of Advisers Series Trust (the "Trust"). The term of the Fund’s operating expense limitation agreement is indefinite and it can only be terminated by the Board. The Advisor does not have the ability to recoup previously paid fees and expenses or future paid fees and expenses.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price of Fund shares is the Fund’s NAV per share. This is calculated by dividing the Fund’s assets, minus its liabilities, by the number of shares outstanding. The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund’s liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is the NAV per share next calculated after your order is received in proper form.

The Fund’s NAV per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”). This is generally 4:00 p.m., Eastern Time. Fund shares will not be priced on days that the NYSE is closed for trading. The Fund’s NAV per share may also be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board decides it is necessary.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Global Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Fund’s management to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

How to Buy Shares

You may open a regular Fund account with $5,000 and add to your account at any time with $250 or more. You may open a retirement plan account with $500 and add to your account at any time with $100 or more. You also may open a Fund account with $1,000 and make subsequent monthly investments with $100 or more through the Automatic Investment Plan. The Fund’s minimum investment requirements may be waived for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;

•
current employees of the Transfer Agent (as defined below), broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and

•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor.

The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.

You may purchase shares of the Fund by check or wire payment. All purchases by check must be in U.S. dollars and drawn on a domestic financial institution. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part. Shares of the Fund are not registered outside of the United States.

In compliance with the USA PATRIOT Act of 2001, please note that U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the account application, you must provide your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must provide the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-866-205-0523 if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

By Check

If you are making your first investment in the Fund, simply complete the account application included with this Prospectus and mail it or deliver it via overnight courier (e.g., FedEx) with a check (made payable to “Capital Advisors Growth Fund”) to:

Regular Mail Capital Advisors Growth Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Capital Advisors Growth Fund c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202-5207

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.

If you are making a subsequent purchase, an Invest By Mail form is attached to the confirmation statement you will receive after each transaction. Detach the form from the statement and mail it together with a check made payable to “Capital Advisors Growth Fund” to the Fund in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.

If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-866-205-0523. If you accepted telephone options on your account application, and your account has been open for at least 7 business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4:00 p.m. Eastern Time, your shares will be purchased at the net asset value calculated on the day your order is placed.

By Wire Payment

If you are making your first investment in the Fund, the Transfer Agent must have previously received a completed account application before you can send in your wire purchase. You can mail or deliver overnight your account application to the Transfer Agent at the above address. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire payment. Your bank must include both the name of the Fund you are purchasing, your name, and account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5207
ABA No. 075000022
Credit:    U.S. Bancorp Fund Services, LLC
A/C No. 112-952-137
FFC:    Capital Advisors Growth Fund
Shareholder Account Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire payment, you may call the Transfer Agent at 1-866-205-0523. Your bank may charge you a fee for sending a wire payment to the Fund.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Through Brokers

You may buy and sell shares of the Fund through certain broker-dealers, financial intermediaries, and investment advisors (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares. When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent. You will pay or receive the next price calculated by the Fund if your Broker receives your order by 4:00 p.m., Eastern Time. The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records. The Fund may pay the Broker for maintaining these records as well as providing other shareholder services. The Broker may charge you a fee for handling your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under the AIP, after your initial investment, you may authorize the Fund to withdraw from your personal checking or savings account each month an amount that you wish to invest, which must be at least $100. In order to participate in the AIP, your financial institution must be a member of the ACH network. You may enroll in the AIP by completing the appropriate section in the account application. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. The Fund may terminate or modify this privilege at any time. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to the effective date of the next transaction.

Retirement Plan

The Fund offers IRA plans. To obtain information about opening an IRA account or another type of retirement plan, please call the Transfer Agent at 1-866-205-0523.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business. As discussed below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. The Fund typically expects that it will take one to three days following the receipt of your redemption request in good order, to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Fund. If you did not purchase your shares by wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your payment has cleared, whichever occurs first.

The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in unusual market conditions.

The Fund reserves the right to redeem in-kind as described under “Redemptions ‘In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind are typically only used in unusual circumstances.

By Mail

You may redeem your shares by sending a written request to the Transfer Agent. You should give your account number and state the number of shares or dollar amount to be redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration, and accompanied by a signature guarantee, if applicable. No redemption request will become effective until all documents have been received in proper form by the Transfer Agent. Shareholders should contact the Transfer Agent for further information concerning documentation required for a redemption of Fund shares. You should send your redemption request to:

Regular Mail Capital Advisors Growth Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Capital Advisors Growth Fund c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202-5207

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.

By Telephone

If you accepted telephone options on your account application, you may redeem shares for amounts up to $100,000 by calling the Transfer Agent at 1-866-205-0523 before the close of trading on the NYSE. This is generally 4:00 p.m., Eastern Time. Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent’s records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application. The minimum amount that may be wired is $1,000. A wire fee of $15 will be deducted from your redemption proceeds for complete and share specific redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. You may also receive redemption proceeds to your bank account of record via electronic funds transfer through the Automated Clearing House (ACH) network; however, credit may not be available in your bank account for two to three days. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-866-205-0523. Investors will be asked whether or not to withhold taxes from any distribution.

When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your account application. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-205-0523 for instructions.

You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”). To participate, complete the SWP section on the regular account application. If you elect this method of redemption, the Fund will send the minimum amount of $100 or more as you direct. You may choose to receive a check each month, calendar quarter or annually, or payments may be sent to a pre-authorized bank account by electronic funds transfer via the ACH network provided your bank is a member. Your Fund account must have a value of at least $10,000 in order to participate in the SWP. The SWP may be terminated at any time by the Fund. You may also elect to terminate your participation in the SWP at any time by calling or writing to the Transfer Agent five calendar days or more prior to the effective date of the next transaction.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds any increase in the value of your account (due to asset appreciation or dividends credited to your account, for example), the account ultimately may be depleted. The redemption fee is currently waived on sales of Fund shares effected through the SWP.

Other Information about Redemptions

The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Redemptions In-Kind

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption, whether in cash or in-kind, is a taxable event to you.

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

•
Reject any purchase request for any reason. Generally, the Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below the minimum investment amount due to redemption activity. If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV; and

•	Reject any purchase or redemption request that does not contain all required documentation.

Your financial intermediary may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your financial intermediary for details.

Signature Guarantees

A signature guarantee of each owner, from either a Medallion program member or non-Medallion program member, is required in the following situations:

•	When ownership is being changed on your account;

•	The redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption is received by the Transfer Agent and the account address has changed within the last 30 calendar days; and/or

•	For all redemption requests exceeding $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

The Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.

Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Fund maintains a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the

Fund will attempt to locate the shareholder or rightful owner of the account.  If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 1-866-205-0523 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-205-0523 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has developed policies and procedures to prevent frequent transactions in the Fund. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund's performance or whether the shareholder has conducted four round trip transactions within a 12-month period. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Redemption Fees
The Fund charges a 2.00% redemption fee on the redemption of Fund shares held for seven days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends and capital gains or to the redemption of shares pursuant to any of the Fund’s systematic plans. Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for seven days or less, the Fund may not always be able to track short-term trading effected through Brokers in certain omnibus accounts or retirement plans. In addition, because the Fund is required to rely on information from a Broker as to the applicable redemption fee, the Fund cannot ensure that the Broker is always imposing such fee on the underlying shareholder account in accordance with the Fund’s policies.

The Fund’s redemption fee will not apply to broker wrap-fee program accounts. Additionally, the Fund’s redemption fee will not apply to the following types of transactions:

•	Premature distributions from retirement accounts due to the disability or health of the shareholder;

•	Minimum required distributions from retirement accounts;

•	Redemptions resulting in the settlement of an estate due to the death of the shareholder; and

•	Shares acquired through reinvestment of distributions (dividends and capital gains).

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, (the “1940 Act”) Quasar Distributors, LLC, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing
The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, e.g., discussion of non-U.S. securities below). Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share. Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV per share is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV per share. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC (“Quasar”) located at 111 East Kilbourn Avenue, Suite 1250, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund. Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc. Shares of the Fund are offered on a continuous basis.

Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for the following non-distribution activities: sub-transfer agent, administrative, and other shareholder services.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payouts or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the Advisor. Such payments and compensation are in addition to services fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December, but the Fund may make an additional payment of dividends or distribution of capital gains if it deems it desirable at another time during the year.

All distributions will be automatically reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash, while reinvesting dividends; or (3) receive all distributions in cash. Dividends will be taxable whether received in cash or in additional shares. If you wish to change your distribution option, write or call the Transfer Agent at least five calendar days in advance of the distribution payment.

Any dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in an economic sense, a partial return of capital to you.

If you elect to receive dividends and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

Tax Consequences

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund typically makes distributions of dividends and capital gains. Dividends are taxable to you as ordinary income (or in some cases as qualified dividend income) depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gain, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Generally none or only a small portion of the dividends paid to you as a result of the Fund’s investment in real estate investment trusts is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates. The eligibility for qualified dividend tax rates depends on the underlying investments of the Fund. Some or all of your distributions may not be eligible for this preferential tax rate. An additional 3.8% federal surtax applies to the net investment income, which generally includes dividends and capital gains earned from an investment in the Fund, of shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for joint filers. Although distributions generally are taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received in the prior December.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. There is currently no mechanism for the Fund to the extent that the Fund invests in REITs or MLPs, to pass through to non-corporate shareholders, the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction.

By law, the Fund must withhold from your taxable distributions and redemption proceeds, an amount as backup withholding determined at a rate as set forth under Section 3406 of the Code if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell or exchange your Fund shares, it is a taxable event for you. Depending on the purchase and sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction and your investment in the Fund. The Code limits the deductibility of capital losses in certain circumstances.

In managing the Fund, the Advisor considers the tax effects of its investment decisions to be of secondary importance. Shareholders should be aware that the Fund may make taxable distributions of income and capital gains even when share values have declined.

You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund. Additional information about the taxation of the Fund and its shareholders is contained in the SAI.

INDEX DESCRIPTIONS

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The performance figures reflect all dividends reinvested.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

For a share outstanding throughout the year

	Year Ended December 31,
	2019	2018		2017		2016	2015
Net asset value,
beginning of year	$22.97	$25.68		$24.11		$22.12	$24.31
Income from
investment operations:
Net investment income	0.08	0.05	(1)	0.05		0.03	0.02	(1)
Net realized and
unrealized gain/(loss)
on investments	7.89	(1.19)		3.56		2.12	(0.79)
Total from
investment operations	7.97	(1.14)		3.61		2.15	(0.77)
Less distributions:
From net
investment income	(0.08)	(0.05)		(0.05)		(0.05)	(0.13)
From net realized
gain on investments	(1.05)	(1.52)		(1.99)		(0.11)	(1.29)
Total distributions	(1.13)	(1.57)		(2.04)		(0.16)	(1.42)
Redemption fees retained	—	0.00	(1)(2)	0.00	(1)(2)	—	0.00	(1)(2)
Net asset value, end of year	$29.81	$22.97		$25.68		$24.11	$22.12
Total return	34.81%	-4.80%		14.98%		9.71%	-3.22%
Ratios/supplemental data:
Net assets, end of
year (thousands)	$68,862	$48,427		$51,880		$45,471	$38,914
Ratio of expenses to
average net assets:
Before fee waivers	1.17%	1.18%		1.39%		1.48%	1.49%
After fee waivers	1.00%	1.00%		1.18%		1.25%	1.25%
Ratio of net investment
income/(loss) to average
net assets:
Before fee waivers	0.12%	0.00%		(0.01)%		(0.11)%	(0.14)%
After fee waivers	0.29%	0.18%		0.20%		0.12%	0.10%
Portfolio turnover rate	43.55%	46.32%		58.34%		39.60%	44.34%

(1)	Based on average shares outstanding.

(2)	Amount is less than $0.01 per share.

Investment Advisor
Capital Advisors, Inc.
2222 South Utica Place, Suite 300
Tulsa, Oklahoma 74114

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

PN-1

CAPITAL ADVISORS GROWTH FUND
a series of Advisors Series Trust

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders (collectively, the “Shareholder Reports”). In the Fund’s annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

The Shareholder Reports and SAI are available free of charge on the Fund’s website at www.capadvfunds.com. You can obtain free copies of the Shareholder Reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Capital Advisors Growth Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-866-205-0523

You may also request copies of the Shareholder Reports and SAI from the Advisor by contacting them by telephone at (918) 599-0045 or by mail at Capital Advisors, Inc., 2222 South Utica Place, Suite 300, Tulsa, Oklahoma 74114.

You can get text-only copies:

•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address: publicinfo@sec.gov.

•	Free of charge from the Commission’s EDGAR Database on the Commission’s internet website at: www.sec.gov.

(The Trust’s SEC Investment Company Act
File No. 811-07959.)

Statement of Additional Information
April 30, 2020

CAPITAL ADVISORS GROWTH FUND

Investor Class	CIAOX

A series of Advisors Series Trust (the “Trust”)

615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-205-0523

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated April 30, 2020, as may be revised (the “Prospectus”), for the Capital Advisors Growth Fund (the “Fund”). Capital Advisors, Inc. (the “Advisor”) is the investment advisor to the Fund. A copy of the Fund’s Prospectus may be obtained by contacting the Fund at the above address or telephone number.

The Fund’s audited financial statements and notes thereto for the fiscal year ended December 31, 2019, are contained in the Fund’s annual report and are incorporated herein by reference into this SAI. A copy of the annual report may be obtained without charge by calling or writing the Fund as shown above.

THE TRUST

The Trust was organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

Registration with the SEC does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund commenced operations on December 31, 1999.

INVESTMENT POLICIES AND RISKS

The following paragraphs provide more detail regarding the Fund’s investment policies and the associated risks identified in the Fund’s Prospectus.

Diversification
The Fund is diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that, as to 75% of the Fund’s total assets, (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer. However, diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a “diversified” fund.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing , any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; pandemics, epidemics and other similar circumstances in one or more countries or regions; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Such events may cause significant declines in the value and liquidity of many securities and other instruments. It is impossible to predict whether such conditions will reoccur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.

Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

The Fund invests in the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities
The Fund may invest in common stocks, preferred stocks, convertible securities; foreign securities traded in the U.S. and American Depositary Receipts (“ADRs”), each of which is subject to certain risks, as discussed below.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. Preferred stock generally does not carry voting rights. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non‑convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

Foreign Securities. The Fund may invest in securities of foreign issuers, provided that they are publicly traded in the United States, including in ADRs.

American Depositary Receipts. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Real Estate Investment Trusts (“REITs”)
The Fund may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like a regulated investment company such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund.  Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs (especially mortgage REITs) are also subject to interest rate risks.

Risks of Investing in Foreign Securities
Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund will invest only in securities denominated in U.S. dollars. For this reason, the value of the Fund’s assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case. Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders. Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to its shareholders any credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by the Fund.

Brexit. In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU (also known as “Brexit”) and on March 29, 2017, the United Kingdom gave its formal notice of withdrawal from the EU to the European Commission. On January 31, 2020, the United Kingdom officially withdrew from the EU and the two sides entered into a transition phase until December 31, 2020 where the United Kingdom will effectively remain in the EU from an economic perspective but will no longer have any political representation on the EU parliament. During the transition phase, the United Kingdom and EU will seek to negotiate and finalize a new trade deal. It is possible that the transition date could be extended for up to two years. While the outcome of negotiations for a new trade deal is uncertain, the impact on the United Kingdom and EU and the broader global economy is still unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit may have a negative impact on the economy and currency of the United Kingdom and EU as a result of anticipated, perceived or actual changes to the United Kingdom’s economic and political relations with the EU. Brexit may also have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Any or all of these challenges may affect the value of the Fund’s investments that are economically tied to the United Kingdom or the EU, and could have an adverse impact on the Fund’s performance.

Options on Securities
An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires. The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium. Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases. The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option. A premium has two components: the intrinsic value and the time value. The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option. The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

Call Options on Securities. The Fund may write covered call options. When the Fund writes a call option, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price. For a call to be “covered” (i) the Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (ii) the Fund must maintain cash or liquid securities adequate to purchase the security; or (iii) any combination of (i) or (ii).

Repurchase Agreements
The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which they are a party securities acceptable to the Advisor, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund could be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Investment Companies
The Fund may invest in shares of other registered investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of its investment objective, subject to the limitations set forth in the 1940 Act. This may include investment in money market mutual funds in connection with the Fund’s management of daily cash positions and for defensive temporary purposes. Investments in the securities of other registered investment companies may involve duplication of management fees and certain other expenses. By investing in another investment company, the Fund will become a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a Fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if, among other conditions, (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by them through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (e.g., 8.5%). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of management fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may also be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Illiquid and Restricted Securities
Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is applied as of the date the Fund purchases an illiquid investment. It is possible that the Fund’s holding of illiquid investments could exceed the 15% limit, for example as a result of market developments or redemptions.

The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under the Fund's liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Fund may obtain access to material non-public information about an issuer of private placement securities, which may restrict the Fund’s ability to conduct transactions in those securities.

Short-Term Investments
The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-

negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Services, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Special Risks Related to Cyber Security. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

Investment Restrictions

The Fund has adopted the following investment restrictions as fundamental policies that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Fund’s investment objective is fundamental. In addition, the Fund may not:

1.	Issue senior securities, borrow money or pledge its assets.

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities).

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate).

6.	Purchase or sell commodities or commodity futures contracts.

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

1.
Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal securities law.

2.	Hold more than 15% of its net assets in investments that are restricted as to disposition or otherwise are illiquid or have no readily available market.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. (See “Portfolio Transactions and Brokerage”).

Following are the portfolio turnover rates for the Fund’s two most recent fiscal years ended December 31:

Portfolio Turnover During Fiscal Years Ended December 31,
2019	2018
43.55%	46.32%

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Fund maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov . A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available upon request approximately five to ten business days after the calendar quarter end by calling 1-866-205-0523.

Pursuant to the Disclosure Policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to U.S. Bank Global Fund Services and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

•	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer (“CCO”) or the President or Treasurer of the Trust.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

•
Parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Board; and the Trust’s attorneys and independent registered public accounting firm (currently, Sullivan & Worcester LLP and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the CCO, (2) by considering reports and recommendations by the

CCO concerning any material compliance matters (as defined in Rule 38a-1 under 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

In no event shall the Advisor, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings. In the event of a conflict between the interests of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Advisor’s Board of Directors and to the Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

There can be no assurance that the Disclosure Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent, each as defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, business addresses, principal occupations during the past five years and other directorships held during the past five years are listed in the table below.

Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 73) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to July 2019); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999 to 2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).
David G. Mertens (age 59) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since March 2017.	Partner and Head of Business Development (February 2019 to present) Ballast Equity Management, LLC (a privately-held investment advisory firm); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).
Joe D. Redwine (age 72) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since September 2008.	Retired, formerly Manager, President, CEO, U.S. Bancorp Fund Services, LLC and its predecessors (May 1991 to July 2017).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Raymond B. Woolson (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board; Trustee	Indefinite term*; since January 2020; Indefinite term*; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	1
Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 16 portfolios), DoubleLine Opportunistic Credit Fund and DoubleLine Income Solutions Fund, from 2010 to present.

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 51) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Cheryl L. King (age 58) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Kevin J. Hayden (age 48) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Richard R. Conner (age 37) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Michael L. Ceccato (age 62) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bank Global Fund Services and Vice President, U.S. Bank N.A. (February 2008 to present).
Elaine E. Richards (age 52) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor. In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
As of March 31, 2020, the Trust was comprised of 37 active portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisors, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisors, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings”, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established four standing committees, an Audit Committee, a Nominating Committee, a Governance Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees”, below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser in the Trust or with its principal underwriter. Both the Audit Committee and QLCC are comprised entirely of Independent Trustees. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The President, Chief Executive Officer and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Fund in the Trust. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. The Board has appointed Raymond B. Woolson, an Independent Trustee, Chairman of the Board and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Governance Committee meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Advisor and portfolio manager as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree. Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009. Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee. Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as Partner and Head of Business Development of Ballast Equity Management, LLC, a privately-held investment advisory firm. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.

Joe D. Redwine. Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his experience as President and CEO of U.S. Bancorp Fund Services, LLC (now known as U.S. Bank Global Fund Services), a full service provider to mutual funds and alternative investment products. In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

Raymond B. Woolson. Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services. Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products. Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, “PricewaterhouseCoopers” or “PWC”) where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Governance Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees. Ms. Duree is the chairperson of the Audit Committee. The Audit Committee typically meets once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. During the Fund’s fiscal year ended December 31, 2019, the Audit Committee met once with respect to the Fund.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). During the Fund's fiscal year ended December 31, 2019, the QLCC did not meet with respect to the Trust.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee is comprised of all of the Independent Trustees. Mr. Redwine is the Chairman of

the Nominating Committee. During the Fund's fiscal year ended December 31, 2019, the Nominating Committee met once with respect to the Trust.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Governance Committee is comprised of all of the Independent Trustees. Mr. Mertens is the Chairman of the Governance Committee. The Governance Committee meets regularly with respect to the various series of the Trust. The Governance Committee is responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” The Governance Committee met once with respect to the Trust during the Fund’s fiscal year ended December 31, 2019.

Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the administrator’s staff. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests
No Trustees owned shares of the Fund as of the calendar year ended December 31, 2019. As of December 31, 2019, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor, as defined below, or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Compensation

Effective January 1, 2020, Independent Trustees each receive an annual retainer of $94,500 allocated among each of the various portfolios comprising the Trust, an additional $6,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Prior to January 1, 2020, the annual retainer was $92,000. Due to the recent volatility in the securities markets caused by the COVID-19 pandemic, the Board has determined to temporarily waive its fee increase. The Board Chair, chair of the Audit Committee, and chair of the Governance Committee each receive a separate annual fee of $10,000, $5,000 and $3,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both Board Chair and Audit Committee chair. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the compensation received by the Independent Trustees from the Fund for the fiscal year ended December 31, 2019.

	Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Independent Trustee
Gail S. Duree	$2,977	None	None	$2,977
David G. Mertens	$2,931	None	None	$2,931
George J. Rebhan(3)	$3,093	None	None	$3,093
Raymond B. Woolson	$2,931	None	None	$2,931
Joe D. Redwine	$2,861	None	None	$2,861

(1)	For the Fund’s fiscal year ended December 31, 2019.

(2)
There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund, and not to any other series of the Trust. For the Fund’s fiscal year ended December 31, 2019, aggregate Independent Trustees’ fees for the Trust were $578,000.

(3)	Mr. Rebhan retired from the Board of Trustees as of December 31, 2019.

CODE OF ETHICS

The Trust and the Advisor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policies and Procedures and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures which underscore the Advisor’s concern that all proxy voting decisions be made solely in the best interests of the Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A general statement of voting policy and specific voting positions has been established by the Advisor. This Proxy Policy is intended to serve as a guideline and to further the economic value of each security held by the Fund. There will be regular review of this policy. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote. The Advisor will generally vote for:

•	the election of directors;

•	the selection of independent auditors;

•	increases or reclassifications of common stock;

•	management recommendations adding or amending indemnification provisions in charters or by-laws;

•	changes in a company’s board of directors or outside director compensation;

•	proposals that will maintain or increase shareholder influence over the issuer’s board of directors and management; and

•	proposals that maintain or increase the rights of shareholders.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve the conflict by voting in accordance with the policy guidelines or using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting the securities held by the Fund.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-866-205-0523 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized. As of April 4, 2020, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Investor Class

Name and Address	Parent Company	Jurisdiction	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	67.63%	Record
National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	21.60%	Record
Mid Atlantic Trust Company FBO Capitol Advisors, Inc. 401(k)/Emplo 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	N/A	N/A	5.96%	Record

Management Ownership Information . As of March 31, 2020, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

THE ADVISOR

Capital Advisors, Inc., located at 2222 South Utica Place, Suite 300, Tulsa, Oklahoma 74114, acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Mr. Keith C. Goddard is a control person of the Advisor due to his greater than 50% ownership of the Advisor and he is a portfolio manager of the Fund. Subject to such policies as the Board may determine, the Advisor is responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund’s investments. The Advisor continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund’s assets shall be held uninvested. The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund.

The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by a vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement. Pursuant to the terms of the Advisory Agreement, the Advisor is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice to the Advisor when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board of the Trust, or by the Advisor on 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

As compensation for its services, the Fund pays the Advisor a management fee at the rate specified in the Prospectus. In addition to the fees payable to the Advisor, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder record keeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though the Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, interest and extraordinary expenses) to the limit set forth in the fees and expense tables in the Prospectus. If fees and expenses for any fiscal year exceed the Fund’s expense limitations, the Advisor shall waive a portion or all of its management fee to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Advisor shall be deducted from the monthly management fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly management fee, the Advisor shall promptly pay to the Fund its share of such excess Fund expenses. The Advisor does not have the ability to recoup previously paid fees and expenses or future paid fees and expenses.

For the fiscal years indicated below, the Fund paid the following management fees to the Advisor:

	Fiscal Year Ended December 31,
	2019	2018	2017*
Management Fees Accrued	$447,495	$404,368	$369,470
Management Fees Waived by Advisor	$99,145	$97,598	$100,174
Net Management Fees Paid to Advisor	$348,350	$306,770	$269,296
* Effective September 30, 2017, the Fund's expense cap was reduced from 1.25% to 1.00%.

Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 1250, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous. The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the

1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

SERVICE PROVIDERS

Fund Administrator

Pursuant to the Fund Administration Servicing Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Fund. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable federal securities laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Additionally, Fund Services provides CCO services to the Trust under a separate agreement. The cost of the CCO’s services is charged to the Fund and approved by the Board annually. Fund Services also acts as the Fund’s accountant.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days’ written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither Fund Services nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

For the fiscal years indicated below, the Fund paid the following fees to Fund Services for fund administration and fund accounting services:

Administration and Accounting Fees Paid During Fiscal Years Ended December 31,
2019	2018	2017
$106,196	$104,514	$96,306

Custodian and Transfer Agent

U.S. Bank National Association, an affiliate of Fund Services, is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, and holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses. The Custodian’s address is 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.

Fund Services also acts as the Fund’s transfer and dividend disbursing agent (the “Transfer Agent”) under a separate agreement with the Trust. The Custodian and the Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm for the Fund whose services include auditing the Fund’s financial statements and the performance of related tax services.

Sullivan & Worcester LLP ("Sullivan & Worcester"), 1633 Broadway, 32nd Floor, New York, New York 10019, is counsel to the Fund and provides counsel on legal matters relating to the Fund. Sullivan & Worcester also serves as independent legal counsel to the Board.

PORTFOLIO MANAGERS

Mr. Keith C. Goddard, CFA, CEO and Chief Investment Officer and Mr. Steven V. Soranno, CFA, CAIA and Director of Equity Research are the co-portfolio managers primarily responsible for the day-to-day management of the Fund. The following tables show the number of other accounts (not including the Fund) managed by Mr. Goddard and Mr. Soranno and the total assets in the accounts managed within various categories as of December 31, 2019.

Keith C. Goddard

Type of Accounts	Number of Accounts (Excluding the Fund)	Total Assets	Number of Accounts for Which Advisory Fee is Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	5	$1.332 billion	0	$0

Steven V. Soranno

Type of Accounts	Number of Accounts (Excluding the Fund)	Total Assets	Number of Accounts for which Advisory Fee is Performance Based	Total Assets in Accounts with Advisory Fee Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	5	$1.332 billion	0	$0

Material Conflicts of Interest. Where conflicts of interest arise between the Fund and other accounts managed by the portfolio managers, the portfolio managers will proceed in a manner that ensures the Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with the Advisor’s trade allocation policy.

Potential conflicts may arise if the investment strategies of the Fund differ from the strategy required to comply with the unique objectives and constraints of another client portfolio managed by the portfolio managers. Whenever a given investment opportunity is appropriate for all of the firm’s client relationships (i.e., the Fund, the private pooled fund, and the firm’s separately managed accounts), each constituency receives a pro-rata share of an executed block trade. None of the firm’s client relationships, including the Fund, receives preferential treatment.

Compensation. Mr. Goddard’s compensation is comprised of a fixed salary and bonus from the Advisor. The compensation is not based upon performance or value of the Fund. From time to time, the Advisor pays dividends on its common stock, of which Mr. Goddard is a principal shareholder. Mr. Soranno’s compensation is comprised of a fixed salary and bonus from the Advisor. Bonuses are determined by the Advisor and represent a percentage of salary plus any incentive for new business to the Advisor. Bonuses are not based on the assets of the Fund.

Securities Owned in the Fund by Portfolio Managers . As of December 31, 2019, Mr. Goddard and Mr. Soranno, respectively, beneficially owned the following securities in the Fund.

Name of Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Mr. Keith C. Goddard	$500,001 - $1,000,000
Mr. Steven V. Soranno	$50,001 - $100,000

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.

Investment decisions for the Fund are made independently from those of other client accounts or mutual fund managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not place securities transactions through brokers for selling shares of the Fund. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.

During the fiscal year ended December 31, 2019, the Fund did not invest in the securities of any of its regular broker-dealers.

For the fiscal years indicated below, the Fund paid the following in brokerage commissions:

Aggregate Brokerage Commissions Paid During Fiscal Years Ended December 31
2019	2018	2017
$361	$342	$316

The Advisor did not direct the Fund’s brokerage transactions to a broker because of research services during the Fund’s fiscal year ended December 31, 2019.

REVENUE SHARING ARRANGEMENT

The Advisor, out of its own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to other fees paid by the Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses section of the Prospectus.

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares
Fund shares are purchased at the NAV per share next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day’s NAV, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time. Orders paid by check and received after 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a wire to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected, which may take up to 15 calendar days.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Fund’s shares, and (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund.

Selected securities brokers, dealers or financial intermediaries may offer shares of the Fund. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined NAV after receipt of the order by such agent before the Fund’s daily cutoff time, currently the close of regular NYSE trading. Orders received after that time will be purchased at the next-determined NAV per share.

How to Sell Shares
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund’s Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling Shares Directly to the Fund
Send a signed letter of instruction to the Transfer Agent. The price you will receive is the next NAV calculated after the Fund receives your request in proper form. In order to receive that day’s NAV, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through Your Investment Representative
Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required (see “Signature Guarantees” below). The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Delivery of Proceeds
The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Telephone Redemptions
Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent are authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The telephone redemption privilege may be modified or terminated without notice.

Signature Guarantees
To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an “eligible guarantor institution.” These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public cannot provide a signature guarantee. Certain other transactions or account requests also require a signature guarantee.

Redemptions-in-kind
The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Funds. The Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or l% of its net asset value either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.

DETERMINATION OF NET ASSET VALUE

The NAV of the Fund’s shares will fluctuate and is determined as of the close of trading on the NYSE (generally 4:00 p.m., Eastern Time) each day that the NYSE is open for business. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded or at the official closing price, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent sales price.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the amount and timing of its distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long‑term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to federal income or excise taxes in any year. If the Fund does not qualify as a regulated investment company, it will be taxed as a corporation.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. The Fund also must satisfy both of the following asset diversification tests: At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must consist of cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s net investment income (which generally includes dividends, interest and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

If the Fund does not qualify as a regulated investment company, it will be taxed as a regular corporation and will not be entitled to deduct dividends paid to shareholders. In addition to the taxable year distribution requirement described in the previous paragraph, in order to avoid the imposition of a nondeductible 4% excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from prior years that were not distributed and on which no federal excise tax was paid. The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus.

Net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income or qualified dividend income. Distributions of certain qualified dividend income paid out of the Fund’s net investment income , may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend. This reported amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policies, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the Fund’s distributions may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held by such shareholder. There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy. Capital gains distributions are not eligible for the dividends‑received deduction referred to above. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions generally are taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing liability for the alternative minimum tax of a shareholder who is an individual. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. There is currently no mechanism for the Funds to the extent that the Fund invests in REITs or MLPs, to pass through to non-corporate shareholders, the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such 6‑month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at a rate under section 3406 of the Code, in the case of non-exempt shareholders who fail to furnish the Fund with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.

The Foreign Account Tax Compliance Act (“FATCA”). A 30% withholding tax on the Fund’s ordinary income distributions, generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable and subject to any applicable intergovernmental agreements, withholding under FATCA is required generally with respect to distributions from the Fund. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances, as well as the other U.S. federal, state, local and foreign tax consequences of an investment in the Fund’s shares.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may also apply to non-U.S. investors. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset capital gains of the Fund in future years.

No rulings with respect to tax matters of the Fund will be sought from the Internal Revenue Service. Sullivan & Worcester has expressed no opinion in respect of the foregoing or the tax information in the Prospectus.

DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from prior taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long‑term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from prior taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by calling or writing to the Transfer Agent, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s AML Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

Procedures to implement the AML Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund offers only an Investor Class.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act (the “Rule”) provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

The annual report to shareholders for the Fund for the fiscal year ended December 31, 2019, is a separate document supplied with this SAI and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

Appendix A
Corporate Bond Ratings

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Appendix B
Commercial Paper Ratings

Moody’s Investors Service, Inc. short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

PART C

Capital Advisors Growth Fund

OTHER INFORMATION

Item 28. Exhibits.

(a)
Agreement and Declaration of Trust dated October 13, 2018, was previously filed with the Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)	Amended and Restated By-Laws dated December 1, 2015 -- filed herewith.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated November 30, 2006, was previously filed with Post-Effective Amendment No. 266 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(i)
Amendment to the Investment Advisory Agreement dated January 31, 2018, was previously filed with Post-Effective Amendment No. 833 to the Trust’s Registration Statement on Form N-1A on April 26, 2018 and is incorporated herein by reference.

(e)
Distribution Agreement dated July 3, 2006, was previously filed with Post-Effective Amendment No. 266 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(i)
First Amendment to the Distribution Agreement dated June 12, 2012, was previously filed with Post-Effective Amendment No. 444 to the Registration Statement on Form N-1A on August 6, 2012, and is incorporated herein by reference.

(ii)
Second Amendment to the Distribution Agreement dated September 18, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(iii) Novation Agreement - Quasar Distributors, LLC - filed herewith.

(f)	Bonus or Profit Sharing Contracts - not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment to the Amended and Restated Custody Agreement dated September 18, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(ii)
Amendment to the Amended and Restated Custody Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

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(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated September 1, 2009, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 314 to the Trust’s Registration Statement on Form N-1A on February 25, 2010, and is incorporated herein by reference.

(B)
Amendment dated June 12, 2012, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 444 to the Registration Statement on Form N-1A on August 6, 2012, and is incorporated herein by reference.

(C)
Amendment to the Fund Administration Servicing Agreement dated September 18, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(D)
Amendment to the Fund Administration Servicing Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 12, 2012, to the Transfer Agent Servicing Agreement, was previously filed with Post-Effective Amendment No. 444 to the Registration Statement on Form N-1A on August 6, 2012, and is incorporated herein by reference.

(C)
Amendment to the Transfer Agent Servicing Agreement dated September 18, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(D)
Amendment to the Transfer Agent Servicing Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 12, 2012, to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 444 to the Registration Statement on Form N-1A on August 6, 2012, and is incorporated herein by reference.

(B)
Amendment to the Fund Accounting Servicing Agreement dated September 18, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

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(C)
Amendment to the Fund Accounting Servicing Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 716 to the Registration Statement on Form N-1A on April 21, 2016, and is incorporated herein by reference.

(iv)
Amended and Restated Operating Expenses Limitation Agreement dated September 30, 2017, was previously filed with Post-Effective Amendment No. 894 to the Registration Statement on Form N-1A on April 29, 2019, and is incorporated herein by reference.

(v)
Power of Attorney (Duree, Mertens, Redwine and Woolson) dated January 1, 2020 was previously filed with Post-Effective Amendment No. 933 to the Registration Statement on Form N-1A on January 23, 2020, and is incorporated herein by reference.

(i)	Legal Opinions

(i)
Legal Opinion dated October 5, 1999, (Capital Advisors Growth Fund), was previously filed with Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A on October 6, 1999, and is incorporated herein by reference.

(j)	Other Opinions

(i) Consent of Independent Registered Public Accounting Firm - filed herewith.

(k)	Omitted Financial Statements - not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	12b-1 Plan - not applicable.

(n)	Rule 18f-3 Plan - not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics for Advisor dated October 2018 was previously filed with Post-Effective Amendment No. 894 to the Trust's Registration Statement on Form N-1A on April 29, 2019, and is incorporated herein by reference.

(iii) Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

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Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated Bylaws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”) , the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-14050), dated March 29, 2020. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Majority Shares ETF Trust
Aegis Funds	Managed Portfolio Series
Allied Asset Advisors Funds	Manager Directed Portfolios
Alpha Architect ETF Trust	Matrix Advisors Fund Trust
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Barrett Opportunity Fund, Inc.	Monetta Trust
BMT Investment Funds	Nicholas Equity Income Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Fund, Inc.
Brookfield Investment Funds	Nicholas High Income Fund, Inc.
Buffalo Funds	Nicholas II, Inc.
Chestnut Street Fund	Nicholas Ltd Edition, Inc.
Cushing® Mutual Funds Trust	North Capital Funds Trust
DoubleLine Funds Trust	Permanent Portfolio Family of Funds
ETF Series Solutions	Perritt Funds, Inc.
First American Funds, Inc.	PRIMECAP Odyssey Funds
FundX Investment Trust	Procure ETF Trust I
Glenmede Fund, Inc.	Procure ETF Trust II
Glenmede Portfolios	Professionally Managed Portfolios
GoodHaven Funds Trust	Prospector Funds, Inc.
Greenspring Fund, Inc.	Provident Mutual Funds, Inc.
Harding Loevner Funds, Inc.	RBB Fund, Inc.
Hennessy Funds Trust	RBC Funds Trust

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Horizon Funds	Series Portfolios Trust
Hotchkis & Wiley Funds	Thompson IM Funds, Inc.
Intrepid Capital Management Funds Trust	TIGERSHARES Trust
Jacob Funds, Inc.	TrimTabs ETF Trust
Jensen Quality Growth Fund Inc.	Trust for Professional Managers
Kirr Marbach Partners Funds, Inc.	Trust for Advised Portfolios
Listed Funds Trust	USCA Fund Trust
LKCM Funds	USQ Core Real Estate Fund
LoCorr Investment Trust	Wall Street EWM Funds Trust
Lord Asset Management Trust	Wisconsin Capital Funds, Inc.
MainGate Trust	YCG Funds

(b)To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Quasar
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer & Manager
Teresa M.K. Cowan	111 E. Kilbourn Ave, Suite 1250, Milwaukee, WI 53202	Vice President
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary
Susan L. LaFond	111 E. Kilbourn Ave, Suite 1250, Milwaukee, WI 53202	Chief Compliance Officer- Distribution Services
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 1250, Milwaukee, WI 53202	Chief Compliance Officer- Dealer Clearing Services
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial Operations Principal

(c)Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisor	Capital Advisors, Inc. 2222 South Utica Place, Suite 300 Tulsa, Oklahoma 74114
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 1250 Milwaukee, WI 53202

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Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 959 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 959 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of April, 2020.

Advisors Series Trust

By:/s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 959 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	April 27, 2020
Gail S. Duree

David G. Mertens*	Trustee	April 27, 2020
David G. Mertens

Raymond B. Woolson*	Trustee	April 27, 2020
Raymond B. Woolson

Joe D. Redwine*	Trustee	April 27, 2020
Joe D. Redwine

/s/ Cheryl L. King	Treasurer, Vice President and	April 27, 2020
Cheryl L. King	Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	April 27, 2020
Jeffrey T. Rauman	and Principal Executive Officer

*By:/s/ Jeffrey T. Rauman		April 27, 2020
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney

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EXIBITS

Exhibit	Exhibit No.
Amended and Restated Bylaws dated December 1, 2015	EX.99.b
Quasar Novation Agreement	EX.99.d.iii
Consent of Independent Registered Public Accounting Firm	EX.99.j.i

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